Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	€ 753.1	€ 745.1	€ 1,536.8	€ 1,520.2
Cost of sales	(520.3)	(535.0)	(1,093.1)	(1,085.9)
Gross profit	232.8	210.1	443.7	434.3
Other operating expenses	(119.3)	(103.9)	(234.7)	(218.4)
Exceptional items	(12.4)	(10.5)	(35.9)	(40.6)
Operating profit	101.1	95.7	173.1	175.3
Finance income	18.0	1.9	23.9	3.0
Finance costs	(31.4)	(37.2)	(67.4)	(67.3)
Net financing costs	(13.4)	(35.3)	(43.5)	(64.3)
Profit before tax	87.7	60.4	129.6	111.0
Taxation	(16.8)	(11.2)	(24.2)	(20.6)
Profit for the period	€ 70.9	€ 49.2	€ 105.4	€ 90.4
Basic earnings per share	€ 0.43	€ 0.28	€ 0.65	€ 0.52
Equity owners of the parent	€ 70.9	€ 49.2	€ 105.4	€ 90.4
Earnings per share
Diluted earnings per share	€ 0.43	€ 0.28	€ 0.65	€ 0.52